Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 3,912	$ 6,284	$ 8,434	$ 19,176
Cash in USD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	2,416	4,060	4,260
Cash in NIS [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	937	1,116	3,059
Cash in Euro [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	558	1,106	1,110
Cash in GBP [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1	$ 2	$ 5